Segment Reporting and Concentration Of Risk	12 Months Ended
Dec. 31, 2014
Segment Reporting and Concentration Of Risk
(28)	SEGMENT REPORTING AND CONCENTRATION OF RISK

ASC 280, “Segment Reporting”, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas and major customers. The method of determining the reportable operating segment information is based on the way that management organizes the operating segments within the company and is consistent with the reports received and reviewed by the chief operating decision maker for purpose of assessing the financial performance and allocating resources of the two business segments.

The Company operates in two principal reportable business segments, Polysilicon (“Polysilicon segment”) and Wafer, cell, module and PV project (“Other PV products segment”). The Polysilicon segment involves production and sales of polysilicon. The Other PV products segment involves the manufacture and sales of monocrystalline and multicrystalline solar wafers and PV modules and processing services, manufacture and sales of PV cells and the development of power plant projects. Miscellaneous revenues and expenses and other unallocated costs and expenses are recorded in Other. The chief operating decision maker is the chief executive officer of the Company.

The following table sets forth the results of operations of the Company’s segments and reconciliation with the Company’s consolidated results of operations for year ended December 31, 2012, 2013 and 2014:

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
Net sales:
Polysilicon segment	85,662	1,179	14,093
Other PV products segment	837,367	597,597	676,191
Intersegment elimination	(60,147)	(530)	(10,029)

Consolidated net sales	862,882	598,246	680,255

Revenue with other segment:
Polysilicon segment	60,147	530	10,029
Other PV products segment	0	0	0

Consolidated revenue with other segment	60,147	530	10,029

Gross loss:
Polysilicon segment	(113,551)	(114,687)	(74,052)
Other PV products segment	(265,960)	(119,266)	37,559
Intersegment elimination	26,919	7,603	1,803

Consolidated gross loss	(352,592)	(226,350)	(34,690)

Depreciation and amortization:
Polysilicon segment	111,516	111,323	68,978
Other PV products segment	147,674	116,453	93,648

Consolidated depreciation and amortization	259,190	227,776	162,626

Interest income:
Polysilicon segment	551	1,173	390
Other PV products segment	11,602	4,122	3,391

Consolidated interest income	12,153	5,295	3,781

Interest expense:
Polysilicon segment	30,571	56,944	120,380
Other PV products segment	228,400	202,932	208,518

Consolidated interest expense	258,971	259,876	328,898

Equity in (loss)/gain of associates
Polysilicon segment	0	0	0
Other PV products segment	(2,295)	(8,057)	226

Consolidated equity in (loss)/gain of associates	(2,295)	(8,057)	226

Loss before income taxes:
Polysilicon segment	(19,420)	(561,033)	(106,384)
Other PV products segment	(1,050,714)	(1,054,712)	(134,730)
Intersegment elimination	26,919	7,603	1,803

Consolidated loss before income taxes	(1,043,215)	(1,608,142)	(239,311)

Expenditure for additions to long-lived assets:
Polysilicon segment	23,334	2,635	45,905
Other PV products segment	77,167	9,380	9,985
Intersegment elimination	—	—	—

Consolidated expenditure for additions to long-lived assets	100,501	12,015	55,890

The following table sets forth the Company’s segment assets as of December 31, 2013 and 2014:

	December 31, 2013	December 31, 2014
Investment in associates:
Polysilicon segment	0	0
Other PV products segment	7,578	116,705
Intersegment elimination	0	0

Consolidated investment in associates	7,578	116,705

Total assets:
Polysilicon segment	1,896,919	1,845,487
Other PV products segment	1,486,870	1,435,642
Intersegment elimination	(336,690)	(326,166)

Consolidated total assets	3,047,099	2,954,963

The following table summarizes the Group’s net revenues, based on the geographic location of the customers:

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
Mainland China	275,625	292,694	352,403
Asia Pacific excluding mainland China	221,940	161,254	164,293
Europe	290,671	99,043	96,568
North America	74,646	45,255	66,991

Total net revenue	862,882	598,246	680,255

Significant concentrations

The carrying amounts of cash and cash equivalents, pledged bank deposits, trade accounts receivable, prepayments and other current assets represent the Group’s maximum exposure to credit risk in relation to financial assets. As of December 31, 2014, substantially all of the Group’s cash and cash equivalents and pledged bank deposits were held in major financial institutions located in the mainland China, the Hong Kong Special Administrative Region, European Union and USA, which management believes have high credit ratings. As of December 31, 2014, cash and cash equivalents and pledged bank deposits held in mainland China, Hong Kong, European and USA financial institutions amounted to US$98,755 in total and were denominated in the following currencies:

	December 31, 2014
	US$	EUR€	RMB	HKD
	(000’s)	(000’s)	(000’s)	(000’s)
In mainland China	84	19	539,564	0
In Hong Kong	6,909	234	8	43
In USA	1,571	0	0	0
In European Union	0	1,390	21	0

Total in original currency	8,564	1,643	539,593	43

US$ equivalent	8,564	2,002	88,183	6

	December 31, 2013
	US$	EUR€	RMB	HKD
	(000’s)	(000’s)	(000’s)	(000’s)
In mainland China	2,045	45	865,069	0
In Hong Kong	139	364	2	87
In USA	3,293	0	0	0
In European Union	0	1,757	26	0

Total in original currency	5,477	2,166	865,097	87

US$ equivalent	5,477	2,991	141,891	11

There were no customers that directly or indirectly contributed, on an individual basis, 10% or more of total revenue for the years ended December 31, 2012, 2013 and 2014.

A significant portion of the Company’s outstanding accounts receivables is derived from sales to a limited number of customers. As of December 31, 2013 and 2014, outstanding accounts receivable with individual customer in excess of 10% of total accounts receivables is as follows:

	December 31, 2013	December 31, 2014
Customer A	4,043	18,624
Customer B	0	14,284
Customer C	8,197	8,167

Solar-grade polysilicon feedstock is an essential raw material in manufacturing the Group’s multicrystalline solar wafers. The Group’s operations depend on its ability to procure sufficient quantities of solar-grade polysilicon on a timely basis. The Group’s failure to obtain sufficient quantities of polysilicon in a timely manner could disrupt its operations, prevent it from operating at full capacity or limit its ability to expand as planned, which will reduce, and stunt the growth of its manufacturing output and revenue.

In order to secure stable supply of polysilicon and other raw materials, the Group makes prepayments to certain suppliers. Such amounts are recorded as prepayments to suppliers on the consolidated balance sheets and the net balance amounted to US$6,155 as of December 31, 2014 (2013: US$30,696). The Group makes the prepayments without receiving collateral for such payments. As a result, the Group’s claims for such prepayments would rank only as an unsecured claim, which exposes the Group to the credit risks of the suppliers. A provision (reversal of provision) for doubtful recoveries of US$8,435, US$3,185 and US$(274) for prepayments to suppliers was made during the years ended December 31, 2012, 2013 and 2014, respectively. As of December 31, 2013 and 2014, outstanding prepayments to individual suppliers in excess of 10% of total prepayments to suppliers, net are as follows:

	December 31, 2013	December 31, 2014
Supplier A	0	1,253
Supplier B	5,075	823
Supplier C	4,865	24

The Group relies on a limited number of equipment suppliers for all of its principal manufacturing equipment. There is currently a shortage globally of the equipment required for its manufacturing process and capacity expansion. If any of the Group’s major equipment suppliers encounter difficulties in the manufacturing or shipment of its equipment to the Group or otherwise fail to supply equipment according to its requirements, it will be difficult for the Group to find alternative providers for such equipment on a timely basis which in turn could adversely affect its production and sales.

Business and economic risks

The Group operates in an industry with limited operating history and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: advances and new trends in new technologies and industry standards; capital market performance and public interest in companies operating in the PRC that are listed in the United States; competition from other competitors; changes in certain strategic relationships or customers relationships; regulatory or other factors; the ability to obtain necessary financial and other resources at commercially viable terms; the ability to attract and retain employees necessary to support the Group’s growth and general risks associated with the solar industry.

The Group conducts its principal operations in the PRC and accordingly is subject to special considerations and significant risks not typically associated with investments in equity securities of United States and Western European companies. These include risks associated with, among others, the political, economic, legal environment and social uncertainties in the PRC, government agencies’ influence over certain aspects of the Group’s operations and competition in the solar industry.

In addition, the ability to negotiate and implement specific business development projects in a timely and favorable manner may be impacted by political considerations unrelated to or beyond the control of the Group. Although the PRC government has been pursuing economic reform policies for the past two decades, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective and as a result, changes in the rate or method of taxation and changes in State policies may have a negative impact on the Group’s operating results and financial position.

Solar energy application requires significant initial capital investment. Industry demand for solar energy products depends on the availability of financing to downstream customers. The Group’s business and results of operations were adversely affected by the global economy slowdown, European debt crisis in 2012 and U.S. determination on anti-dumping and countervailing duties together with EU initiation of anti-dumping investigation, which led to volatility in security prices, severely diminished liquidity and credit availability. Severe erosion on average selling price of the Group’s products was witnessed from the second quarter of 2011. This sustainable growth in solar energy market therefore has great uncertainty as the ultimate stabilization of global economy is uncertain under the current macroeconomic market. Demand for the Group’s products might fluctuate if solar industry end-customers are not able to finance PV systems at a competitive cost.

The Group cannot assure that there will be no further deterioration of the global credit condition and any resulting effects of changes, including those described above, may have a material and adverse effect on the Group’s business, results of operations and financial condition in 2015.

Currency risk

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.